Liquidity and Management's Plans - Additional Information (Details) - USD ($)										1 Months Ended	3 Months Ended								6 Months Ended		9 Months Ended		12 Months Ended		28 Months Ended
	Mar. 29, 2019	Oct. 22, 2018	Jul. 30, 2018	Jul. 14, 2018	Jun. 11, 2018	Apr. 19, 2018	Feb. 06, 2018	Sep. 13, 2016	Sep. 13, 2016	Jul. 31, 2015	Mar. 31, 2019		Sep. 30, 2018		Jun. 30, 2018		Mar. 31, 2018		Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018
Proceeds from issuance of common stock, net of issuance costs																			$ 478,250,900,000	$ 19,232,000,000	$ 4,782,509	$ 597,743	$ 597,743	$ 3,808,836
Net proceeds from sale of common stock and warrants																			$ 0	$ 1,072,813,100,000	$ 0	$ 10,728,132	$ 13,530,401	$ 8,754,882
M G H I F Financing Agreement [Member]
Stock issued during period, shares, new issues										45,454
Shares issued, price per share										$ 110.00
Proceeds from issuance of common stock, net of issuance costs										$ 5,000,000
Aggregate principal amount										$ 1,000,000
M G H I F Financing Agreement [Member] | Second Amended And Restated Senior Secured Promissory Note [Member]
Aggregate principal amount					$ 1,000,000
Accrued and unpaid interest				$ 285,512
Revised and extended maturity date for payment, terms					Six semi-annual payments
Principal payments includes accrued and unpaid interest					$ 166,667
Beginning date of debt maturity					Jan. 02, 2019
Ending date of debt maturity					Jul. 01, 2021
At The Market Offering [Member]
Stock issued during period, shares, new issues																							318,236	227,216	690,247
Stock issued during period, value, new issues									$ 115				$ 40,542,300,000		$ 19,232,000,000								$ 597,743	$ 3,808,836
At The Market Offering [Member] | Sales Agreement [Member] | Cowen And Company Limited Liability Company [Member]
Stock issued during period, shares, new issues																							318,236	227,216	690,247
Gross proceeds from sale of common stock																							$ 600,000
Proceeds from issuance of common stock, net of issuance costs																							600,000
Aggregate gross proceeds from issuance of common stock																							9,400,000		$ 9,400,000
Stock issued during period, value, new issues								$ 11,500,000	11,500,000														597,743	$ 3,808,836
Aggregate net proceeds from sale of common stock																							$ 8,800,000		$ 8,800,000
At The Market Offering [Member] | Maximum [Member] | Sales Agreement [Member] | Cowen And Company Limited Liability Company [Member]
Stock issued during period, shares, new issues																							318,236	227,216	690,247
Aggregate gross proceeds from issuance of common stock								$ 2,500,000,000,000	2,500,000,000,000
Stock issued during period, value, new issues									115														$ 597,743	$ 3,808,836
February Two Thousand Eighteen Public Offering [Member]
Stock issued during period, shares, new issues							2,841,152
Shares issued, price per share							$ 3.25
Gross proceeds from sale of common stock and warrants							$ 120,000,000,000
Net proceeds from sale of common stock and warrants							$ 10,700,000
Sale of stock, description of transaction																			Each unit included one share of common stock and one common warrant to purchase 0.5 share of common stock at an exercise price of $3.25 per share. Each pre-funded unit included one pre-funded warrant to purchase one share of common stock for an exercise price of $0.01 per share, and one common warrant to purchase 0.5 share of common stock at an exercise price of $3.25 per share.		Each unit included one twentieth of a share of common stock and one common warrant to purchase one fortieth of a share of common stock at an exercise price of $65.00 per share. Each pre-funded unit included one pre-funded warrant to purchase one twentieth of a share of common stock for an exercise price of $0.20 per share, and one common warrant to purchase one fortieth of a share of common stock at an exercise price of $65.00 per share.		Each unit included one share of common stock and one common warrant to purchase 0.5 share of common stock at an exercise price of $3.25 per share. Each pre-funded unit included one pre-funded warrant to purchase one share of common stock for an exercise price of $0.01 per share, and one common warrant to purchase 0.5 share of common stock at an exercise price of $3.25 per share.
Class of warrant or right, number of securities called by each warrant or right							0.025
Class of warrant or right, exercise price of warrants or rights							$ 65.00
Warrants exercisable period							5 years
Public Placement [Member]
Stock issued during period, shares, new issues																							5,912,307	1,000,000
Stock issued during period, value, new issues											$ 478,250,900,000				$ 673,100,000		$ 1,072,140,000,000						$ 13,530,401	$ 8,823,242
Common Stock [Member]
Stock issued during period, shares, new issues																							318,236	227,216	690,247
Stock issued during period, value, new issues																							$ 3,182	$ 2,272
Common Stock [Member] | October Two Thousand Eighteen Public Offering [Member]
Stock issued during period, shares, new issues		111,000																					318,236	227,216	690,247
Shares issued, price per share		$ 29.00
Gross proceeds from sale of common stock		$ 3,200,000
Proceeds from issuance of common stock, net of issuance costs		$ 2,800,000
Stock issued during period, value, new issues																							$ 3,182	$ 2,272
Common Stock [Member] | Private Placement [Member] | M G H I F Financing Agreement [Member] | Second Amended And Restated Senior Secured Promissory Note [Member]
Stock issued during period, shares, new issues			144,238
Accrued and unpaid interest			$ 285,512
Accrued and unpaid interest due date			Jul. 14, 2018
Common Stock [Member] | At The Market Offering [Member]
Stock issued during period, shares, new issues													10,710	[1]	5,202	[1]							318,236	227,216	690,247
Stock issued during period, value, new issues									115				$ 10,700,000	[1]	$ 5,200,000	[1]							$ 597,743	$ 3,808,836
Common Stock [Member] | At The Market Offering [Member] | Sales Agreement [Member] | Cowen And Company Limited Liability Company [Member]
Stock issued during period, shares, new issues																							15,912		690,247
Common Stock [Member] | March Two Thousand Nineteen Public Offering [Member]
Stock issued during period, shares, new issues	450,000
Shares issued, price per share	$ 12.00
Gross proceeds from sale of common stock	$ 5,400,000
Proceeds from issuance of common stock, net of issuance costs	$ 4,800,000
Common Stock [Member] | Public Placement [Member]
Stock issued during period, shares, new issues											450,000	[1]			33,654	[1]	150,962	[1]					318,236	227,216	690,247
Stock issued during period, value, new issues											$ 450,000,000	[1]			$ 33,700,000	[1]	$ 151,000,000	[1]					$ 3,182	$ 2,272
Prefunded Units [Member] | February Two Thousand Eighteen Public Offering [Member]
Stock issued during period, shares, new issues							851,155
Shares issued, price per share							$ 3.24
Additional Paid In Capital [Member]
Stock issued during period, value, new issues																							$ 594,561	$ 3,806,564
Additional Paid In Capital [Member] | At The Market Offering [Member]
Stock issued during period, shares, new issues																							318,236	227,216	690,247
Stock issued during period, value, new issues									$ 115				$ 40,531,600,000		19,226,800,000								$ 597,743	$ 3,808,836
Additional Paid In Capital [Member] | Public Placement [Member]
Stock issued during period, shares, new issues																							5,912,307	1,000,000
Stock issued during period, value, new issues											$ 477,800,900,000				$ 639,400,000		$ 1,071,989,000,000						$ 594,561	$ 3,806,564
Pre Funded Warrant [Member] | February Two Thousand Eighteen Public Offering [Member]
Class of warrant or right, exercise price of warrants or rights							$ 0.20
Warrants exercised						851,155																	851,155

[1]	Reflects the 1 for 20 reverse stock split that became effective on August 29, 2019. Refer to Note 8 Stockholders equity for further information.